[Letterhead of Dechert Price & Rhoads]


                                 August 11, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: PIMCO Funds: Pacific Investment Management Series (File Nos. 33-12113 and 811-5028)

Dear Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, we hereby certify on behalf of PIMCO Funds: Pacific Investment Management Series (the "Trust") that the forms of the following prospectuses that would have been filed pursuant to Rule 497(c) under the 1933 Act on behalf of the Trust do not differ from those contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 48, filed August 4, 1999:

          1. The Institutional and Administrative Class Prospectus, dated August 1, 1999, for the PIMCO Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Low Duration Mortgage, Moderate Duration, Real Return Bond, Total Return, Total Return II, Total Return III, Total Return Mortgage, High Yield, Long-Term U.S. Government, Long Duration, Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond, Emerging Markets Bond II, Municipal Bond, Strategic Balanced, Convertible Bond and StocksPLUS Funds;

          2. The Class A, B and C Prospectus, dated August 1, 1999, for the PIMCO Money Market, Short-Term, Low Duration, Real Return Bond, Total Return, High Yield, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, Municipal Bond, Strategic Balanced, Convertible Bond and StocksPLUS Funds;

          3. The Class D Prospectus, dated August 1, 1999, for the PIMCO Short-Term, Low Duration, Real Return Bond, Total Return, Total Return Mortgage, High Yield, Foreign Bond, Municipal Bond, Strategic Balanced and StocksPLUS Funds; and

          4. The Class J and Class K Supplement dated August 1, 1999 to the Institutional and Administrative Class Prospectus dated August 1, 1999.

     The text of Post-Effective Amendment No. 48 has been filed electronically. The definitive form of the Trust's Statement of Additional Information, as well as a definitive form of a prospectus for Class A shares of the PIMCO Total Return Fund, are being filed separately pursuant to Rule 497(c) under the 1933 Act.

     Please contact the undersigned at (202) 261-3365 with any questions or comments regarding this matter.

                                                     Very truly yours,


                                                     /s/ Timothy D. Barto


                                                     Timothy D. Barto